Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2017
Equity Incentive Plan [Abstract]
Non Vested Shares
	Number of non-vested shares	Weighted average grant date fair value per non-vested shares
Balance December 31, 2016	0 (225 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits)	$51,187,908.8
Granted	-	-
Vested	-	-
Balance June 30, 2017	0	$51,187,908.8